Schedule of Earnings Per Share, Basic and Diluted (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	6 Months Ended				12 Months Ended
	Jun. 30, 2013		Jun. 30, 2012		Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Shareholder's equity:
Net income (loss)	$ (310.8)		$ 331.3		$ 611.2	$ 102.8	$ (133.2)
Less: Net income (loss) attributable to noncontrolling interest	(16.6)		202.1		138.2	190.9	(10.3)
Net income (loss) available to common shareholders	$ (294.2)		$ 129.2		$ 473.0	$ (88.1)	$ (122.9)
Weighted average common shares outstanding, basic and dilutive	240,199,945	[1]	230,000,000	[1]
Net income (loss) available to common shareholders	$ (1.22)		$ 0.56
Antidilutive shares excluded from computation of earnings per share (shares)	0.3

[1]	For the six months ended June 30, 2013, weighted average shares used for calculating basic and diluted earnings per share are the same, as the inclusion of the 0.3 million shares, for stock compensation plans would be antidilutive to the earnings per share calculations due to the net loss in the periods.